Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, impairment loss	$ 28
Goodwill impairment			17,054		12,489
Intangible assets, total impairment losses	115		13,251		15
Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill impairment			17,054		12,489
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, impairment loss	28	[1]
Intangible assets, total impairment losses	115	[2]	13,251	[2]
Prepaid licensing and royalty, total impairment losses	1,259		2,752
Prepaid licensing and royalty, written down	3,033		0
Fair Value, Measurements, Nonrecurring | Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill			0
Goodwill impairment			17,054	[3]
Terminal value used to calculate expected future cash flows			0
Fair Value, Measurements, Nonrecurring | Fun Town | Assumed average revenue decline
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decline revenue rate			28.00%
Fair Value, Measurements, Nonrecurring | Fun Town | Weighted average cost of capital to discount
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate			13.00%
Fair Value, Measurements, Nonrecurring | Property, plant and equipment - Information and communication equipment
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, impairment loss	$ 28

[1]	Impairment losses on certain property, plant, and equipment which were determined to be impaired: In 2014, we recognized an impairment loss of $28 thousand against our information and communication equipment. The impairment charges are included in operating expenses within "impairment losses on property, plant and equipment" in the consolidated statements of operations. The impairment charge for the equipment was related to servers used for certain product and service lines within our cloud product and service business for which the carrying amount was determined not to be recoverable from its related future undiscounted cash flows. This equipment was valued using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk, and other cash flow model - related assumptions.
[2]	Impairment losses on certain intangible assets which were determined to be impaired: In 2013, the trade name arising from the acquisition of FunTown and certain capitalized software development costs were fully written down, resulting in impairment charges of $13.3 million, included in operating expenses within "impairment loss on intangible assets" in the consolidated statements of operations. The impairment charge for the Trade name of FunTown is a result of our repositioning of it as described above, while the impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects. In 2014, certain capitalized and prepaid software development costs for our cloud product and service business were fully written down, resulting in impairment charges of $115 thousand, included in operating expenses within "impairment loss on intangible assets" in the consolidated statements of operations. The impairment charge is for certain product lines within our cloud product and service business that we decided to shift focus from, and as a result, we recorded a full impairment of the carrying value of the assets related to these items.
[3]	Impairment losses on goodwill which was determined to be impaired: The fair value of the Asian online game reporting unit was determined based on the present value of estimated future net cash flows discounted at the weighted average cost of capital. In 2013, due to a continued slowdown in demand for our causal online games and the loss of a key licensed game, we experienced significant decline in revenues and negative operating margin in Taiwan from our previous future cash flow expectations from this reporting unit. Further, in the Fall of 2013 we went through an internal restructuring of our operations and made a business decision to transition from PC-based games to browser/mobile games and social casino games. Also our market capitalization had also fallen below our net book value based on the quoted market price of our common stock for a sustained period of time. Based on these qualitative factors, we determined it was more likely than not the revised fair value of this reporting unit may be less than its carrying value, and the related recovery the remaining goodwill could be impaired. Using the same methodology as in the past to determine the estimated fair value of this reporting unit, we developed our expected future net cash flows based on historical data and internal developed estimates as part of our updated long-term strategic plan and included a terminal value of $0. Other significant estimates and assumptions used in developing the future net cash flows included an assumed average revenue decline of 28% and a weighted average cost of capital to discount these expected future cash flows of 13%. As a result, the carrying value of this reporting unit exceeded its fair value, and the implied fair value of the goodwill was determined to be $0. Consequently, a goodwill impairment charge of $17.0 million was recognized in 2013.